Note 19 - Long-term Debt and Financing	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
19.	LONG-TERM DEBT AND FINANCING

	Maturity	March 31, 2019	March 31, 2018
Credit facility (a)	September 1, 2020	$201,577	$122,115
Less: Debt issue costs (a)		(1,824)	(664)
Filter Group financing (b)		17,577	-
8.75% loan (c)	September 12, 2023	240,094	-
6.75% $100M convertible debentures (d)	March 31, 2023	87,520	85,760
6.75% $160M convertible debentures (e)	December 31, 2021	150,945	148,146
6.5% convertible bonds (f)	July 29, 2019	29,483	188,147
		725,372	543,504
Less: Current portion		(37,429)	(121,451)
		$687,943	$422,053

Future annual minimum repayments are as follows:

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total

Credit facility (a)	$-	$201,577	$-	$-	$201,577
Filter Group financing (b)	9,217	8,987	1,186	-	19,390
8.75% loan (c)	-	-	270,801	-	270,801
6.75% $100M convertible debentures (d)	-	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	-	160,000	-	160,000
6.5% convertible bonds (f)	29,933	-	-	-	29,933
	$39,150	$210,564	$531,987	$-	$781,701

The details for long-term debt are as follows:

	As at April 1, 2018	Cash inflows/ (outflows)	Foreign exchange	Non-cash changes	As at March 31, 2019

Credit facility (a)	$121,451	$77,638	$-	$664	$199,753
Filter Group financing (b)	-	17,577	-	-	17,577
8.75% loan (c)	-	236,934	4,553	(1,393)	240,094
6.75% $100M convertible debentures (d)	85,760	-	-	1,760	87,520
6.75% $160M convertible debentures (e)	148,146	-	-	2,799	150,945
6.5% convertible bonds (f)	188,147	(169,333)	3,508	7,161	29,483
	$543,504	$162,816	$8,061	$10,991	$725,372
Less: Current portion	(121,451)	-	-	-	(37,429)
	$422,053	$162,816	$8,061	$10,991	$687,943

	As at April 1, 2017	Cash inflows/ (outflows)	Foreign exchange	Non-cash changes	As at March 31, 2018

Credit facility (a)	$66,001	$53,857	$-	$1,593	$121,451
6.75% $100M convertible debentures (d)	-	95,869	-	(10,109)	85,760
6.75% $160M convertible debentures (e)	145,579	-	-	2,567	148,146
6.5% convertible bonds (f)	190,486	-	(6,101)	3,762	188,147
5.75% convertible debentures (g)	96,022	(100,000)	-	3,978	-
	$498,088	$49,726	$(6,101)	$1,791	$543,504
Less: Current portion	-	-	-	-	(121,451)
	$498,088	$49,726	$(6,101)	$1,791	$422,053

The following table details the finance costs for the year ended
March 31.
Interest is expensed based on the effective interest rate.

	2019	2018
Credit facility (a)	$20,715	$12,883
Filter Group financing (b)	875	-
8.75% loan (c)	8,999	-
6.75% $100M convertible debentures (d)	8,819	497
6.75% $160M convertible debentures (e)	13,598	12,773
6.5% convertible bonds (f)	18,387	15,753
5.75% convertible debentures (g)	-	9,173
Collateral management and others (h)	16,679	4,893
	$88,072	$55,972

(a)	As of
April 18, 2018,
the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce, National Bank of Canada, HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extends Just Energy’s credit facility for an additional two
years to
September 1, 2020.
The facility size was increased to
$352.5
million from
$342.5
million, with an accordion for Just Energy to draw up to
$370
million. A certain principal amount outstanding under the credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program.

Interest is payable on outstanding loans at rates that vary with Bankers’ Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees
3.750%.
Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus
2.750%
and letters of credit are at a rate of
3.750%.
Interest rates are adjusted quarterly based on certain financial performance indicators.

As at
March 31, 2019,
the Canadian prime rate was
3.95%
and the U.S. prime rate was
5.5%.
As at
March 31, 2019,
$201.6
million has been drawn against the facility and total letters of credit outstanding as at
March 31, 2019
amounted to
$94.0
million (
March 31, 2018 -
$113.4
million). As at
March 31, 2019,
Just Energy has
$56.9
million of the facility remaining for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K. and other international operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at
March 31, 2019,
the Company was compliant with all of these covenants.

(b)	Filter Group, which was acquired on
October 1, 2018,
has an outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three
to
five
years with HTC and bears interest at
8.99%
per annum. Principal and interest are repayable on a monthly basis.

(c)	On
September 12, 2018,
Just Energy entered into a
US$250
million non-revolving multi-draw senior unsecured term loan facility (the
“8.75%
loan”) with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The
8.75%
loan bears interest at
8.75%
per annum payable semi-annually in arrears on
June 30
and
December 31
in each year plus fees, and will mature on
September 12, 2023.
Counterparties were issued
7.5
million warrants at a strike price of
$8.56
each, convertible to
one
Just Energy common stock. The value of these warrants has been assessed as nominal. The
8.75%
loan has
three
tranches. The
first
tranche of
US$50
million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second
tranche of
US$150
million is earmarked towards the settlement of Just Energy's
6.5%
convertible bonds. The
third
tranche of
US$50
million is earmarked for investments and future acquisitions. As at
March 31, 2019,
US$193.0
million was drawn from the
8.75%
loan.

On
July 29, 2019,
the
Company drew
US$7.0
million from Tranche
2
and
US$7
million from Tranche
3.
These draws were secured by a personal guarantee of a director of the Company.

(d)	On
February 22, 2018,
Just Energy issued
$100
million of convertible unsecured senior subordinated debentures (the
“6.75%
$100
million convertible debentures”). The
6.75%
$100
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
March 31
and
September 30
in each year, and have a maturity date of
March 31, 2023.
Each
$1,000
principal amount of the
6.75%
$100
million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
112.3596
common shares of Just Energy, representing a conversion price of
$8.90,
subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion.

The
6.75%
$100
million convertible debentures will
not
be redeemable at the option of the Company on or before
March 31, 2021.
After
March 31, 2021
and prior to
March 31, 2022,
the
6.75%
$100
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the “TSX”) for the
20
consecutive trading days ending
five
trading days preceding the date on which the notice of redemption is given is at least
125%
of the conversion price. On or after
March 31, 2022,
the
6.75%
$100
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The conversion feature of the
6.75%
$100
million convertible debentures has been accounted for as a separate component of shareholders’ equity deficit in the amount of
$9.7
million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of
$2.6
million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the
6.75%
$100
million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of
$100
million over the term of the
6.75%
$100
million convertible debentures using an effective interest rate of
10.7%.
If the
6.75%
$100
million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted.
No
amounts of the
6.75%
$100
million convertible debentures have been converted or redeemed as at
March 31, 2019.

(e)	On
October 5, 2016,
Just Energy issued
$160
million of convertible unsecured senior subordinated debentures (the
“6.75%
$160
million convertible debentures”). The
6.75%
$160
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
June 30
and
December 31
in each year, and have a maturity date of
December 31, 2021.
Each
$1,000
principal amount of the
6.75%
$160
million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
107.5269
common shares of Just Energy, representing a conversion price of
$9.30,
subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion.

The
6.75%
$160
million convertible debentures will
not
be redeemable at the option of the Company on or before
December 31, 2019.
After
December 31, 2019
and prior to
December 31, 2020,
the
6.75%
$160
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the TSX for the
20
consecutive trading days ending
five
trading days preceding the date on which the notice of redemption is given is at least
125%
of the conversion price. On or after
December 31, 2020,
the
6.75%
$160
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The conversion feature of the
6.75%
$160
million convertible debentures has been accounted for as a separate component of shareholders’ equity in the amount of
$8.0
million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of
$2.1
million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the
6.75%
$160
million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of
$160
million over the term of the
6.75%
$160
million convertible debentures using an effective interest rate of
9.1%.
If the
6.75%
$160
million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted.
No
amounts of the
6.75%
$160
million convertible debentures have been converted or redeemed as at
March 31, 2019.

(f)	On
January 29, 2014,
Just Energy issued
US$150
million of European-focused senior convertible unsecured convertible bonds (the
“6.5%
convertible bonds”). The
6.5%
convertible bonds bear interest at an annual rate of
6.5%,
payable semi-annually in arrears in equal installments on
January 29
and
July 29
in each year, and have a maturity date of
July 29, 2019.

A conversion right in respect of a bond
may
be exercised, at the option of the holder thereof, at any time from
May 30, 2014
to
July 7, 2019.
The initial conversion price is
US$9.3762
per common share (being
C$10.2819
) but is subject to adjustments. In the event of the exercise of a conversion right, the Company may,
at its option, subject to applicable regulatory approval and provided no
event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received.

As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the
6.5%
convertible bonds has been accounted for as a separate financial liability with an initial value of
US$8,517.
The remainder of the net proceeds of the
6.5%
convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of
$150.0
million over the term of the
6.5%
convertible bonds using an effective interest rate of
8.8%.
At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. As at
March 31, 2019,
the fair value of this conversion feature is
US$0.2
million and is included in other non-current financial liabilities. During the year, Just Energy redeemed
US$127.6
million of the outstanding balance.

On
July 29, 2019,
the Company redeemed
US$13.2
million of the
6.5%
convertible bonds. The remaining lenders of
$9.2
million of the
6.5%
convertible bonds elected to extend the maturity date of the bonds from
July 29, 2019
to
December 31, 2020,
pursuant to an option offered by the Company announced on
July 17, 2019.

(g)	In
September 2011,
Just Energy issued
$100
million of convertible unsecured subordinated debentures (the
“5.75%
convertible debentures”), which was used to fund an acquisition. The
5.75%
convertible debentures bear interest at an annual rate of
5.75%,
payable semi-annually on
March 31
and
September 30
in each year, and have a maturity date of
September 30, 2018.
Each
$1,000
principal amount of the
5.75%
convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
56.0
common shares of Just Energy, representing a conversion price of
$17.85.
On or after
September 30, 2016,
the
5.75%
convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The Company
may,
at its option, on
not
more than
60
days' and
not
less than
30
days' prior notice, subject to applicable regulatory approval and provided no
event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the
5.75%
convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the
5.75%
convertible debentures being repaid by
95%
of the current market price on the date of redemption or maturity, as applicable.

On
March 27, 2018,
Just Energy redeemed the
5.75%
convertible debentures. Of the amount paid,
$99.5
million was recorded as a reduction in the liability component of the
5.75%
convertible debentures, a non-cash loss on early redemption of
$0.5
million was classified as finance costs, and
$7.1
million was recorded as an increase in contributed deficit.

(h)	The collateral management and others include primarily collateral management costs of
$5.1
million, a supplier credit term extension charge of
$4.8
million and accretion costs relating to the acquisition of RV of
$5.1
million. High electricity prices in the forward markets along with fundamental change in the Electric Reliability Council of Texas’s credit exposure calculations in
February 2018
led to an increase in collateral requirements for market participants during fiscal
2019.